                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                             COUPON       MATURITY
THOUSANDS                                                                              RATE          DATE          VALUE
---------                                                                              ----          ----          -----

            TAX-EXEMPT MUNICIPAL BONDS (108.5%)
            General Obligation (9.1%)
   $2,000   Huntington Beach Union High School District, California, Ser 2004 (FSA)    5.00%      08/01/26     $2,105,320
    1,000   San Francisco, California, Laguna Honda Hospital Ser 2005 I (FSA)@         5.00        06/15/30      1,047,315
    2,000   Honolulu City & County, Hawaii, Ser 2003 A (MBIA)@                         5.25        03/01/26      2,120,450
      730   DuPage County Community Unit School District 200, Illinois,                5.25        10/01/22        779,815
               Wheaton Warrenville Ser 2003 C (FSA)
    3,000   Illinois, First Ser 2002 (MBIA)                                            5.375       07/01/21      3,210,300
    -----                                                                                                        ---------
    8,730                                                                                                        9,263,200
    -----                                                                                                        ---------

            Educational Facilities Revenue (9.0%)
            University of California,
    2,080     Ser 2007 J (FSA)@                                                        4.50        05/15/31      2,075,122
    1,920     Ser 2007 J (FSA)@                                                        4.50        05/15/35      1,915,498
    2,000   District of Columbia, National Academy of Sciences                         5.00        01/01/19      2,072,140
              Ser 1999 A (Ambac)
    2,000   Broward County Educational Facilities Authority, Florida,                  5.00        04/01/31      2,088,840
              Nova Southeastern University Ser 2006 (AGC)
    1,000   University of Medicine & Dentistry, New Jersey, Ser A COPs (MBIA)          5.00        09/01/17      1,036,770
    -----                                                                                                        ---------
    9,000                                                                                                        9,188,370
    -----                                                                                                        ---------

            Electric Revenue (12.0%)
    1,350   Alaska Industrial Development & Export Authority, Lake                     5.25        12/01/26      1,394,645
              Dorothy Hydroelectric Ser 2006 (AMT) (Ambac)
    3,500   Southern California Public Power Authority, Mangolia Power                 5.00        07/01/21      3,723,720
              Ser A 2003 (Ambac)
    1,200   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)            5.25        10/01/40      1,285,884
    3,000   South Carolina Public Service Authority, Santee Cooper 2003                5.00        01/01/21      3,174,300
              Refg Ser A (Ambac)
    1,000   Cowlitz County, Public Utility District # 1, Washington,                   5.00        09/01/31      1,053,270
              Production Ser 2006 (MBIA)
    1,475   Wisconsin Public Power Inc, Power Supply Ser 2005 A (Ambac)                5.00        07/01/37      1,545,623
    -----                                                                                                        ---------
   11,525                                                                                                       12,177,442
   ------                                                                                                       ----------

            Hospital Revenue (5.9%)
    3,000   New York City Health & Hospitals Corporation, New York,                    5.25        02/15/21      3,189,450
              Health 2003 Ser B (Ambac)++
    2,600   New York State Dormitory Authority, Hospital - FHA Insured                 5.25        08/15/19      2,797,236
    -----     Mtge 2004 Ser A (FSA)                                                                              ---------

    5,600                                                                                                        5,986,686
    -----                                                                                                        ---------

            Industrial Development/Pollution Control Revenue (3.1%)
    3,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc            5.00        12/01/22      3,097,740
    -----     Refg Ser 2003 B (AMT) (XLCA)                                                                       ---------

            Mortgage Revenue - Multi-Family  (0.2%)
      160   Los Angeles Community Redevelopment Agency, California,                    6.55        01/01/27        160,230
      ---     Refg Ser 1994 A (Ambac)                                                                            -------

            Public Facilities Revenue (13.4%)
    4,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)                5.00        07/01/26      4,138,759
    1,700   Jacksonville, Florida, Excise Tax Refg Ser 2002 (AMT) (MBIA)               5.25        10/01/20      1,797,699
    2,000   Michigan Municipal Bond Authority, Ser 1994 A (FGIC)                       6.00        12/01/13      2,003,520
    4,000   Hudson Yards Infrastructure Corporation, New York,                         4.50        02/15/47      3,955,260
              2007 Ser A (MBIA)@
    1,120   Oregon State Department of Administrative Services                         5.00        11/01/22      1,187,077
              Ser 2005 B COPs (FGIC)
      510   Laredo ISD Public Facilities Corporation, Texas, Ser 2004 C (Ambac)        5.00        08/01/24        524,362
      ---                                                                                                          -------
   13,330                                                                                                       13,606,677
   ------                                                                                                       ----------

            Recreational Facilities Revenue (5.5%)
    2,000   Florida Department of Environmental Protection, Preservation 2000          5.25        07/01/13      2,085,500
              Ser 1999 A (FGIC)
    2,500   Metropolitan Pier & Explosion Authority, Illinois, McCormick Place         5.25        06/15/42      2,653,500
              Ser 2002 A (MBIA)
      595   Omaha Convention Hotel Corp, Nebraska, Ser 2002 A (Ambac)                  5.50        04/01/18        638,691
      225   Hamilton County, Ohio, Sales Tax 2000 (Ambac)                              5.25        12/01/32        234,648
      ---                                                                                                          -------
    5,320                                                                                                        5,612,339
    -----                                                                                                        ---------

            Resource Recovery Revenue (2.9%)
    2,750   Massachusetts Development Finance Agency, SEMASS                           5.625       01/01/16      2,976,600
    -----     Ser 2001 A (MBIA)                                                                                  ---------

            Transportation Facilities Revenue  (22.2%)
    1,500   Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport            5.75        07/01/18      1,620,960
              Ser 2002 B (AMT) (FGIC)
    3,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)              6.00        11/15/18      3,197,400
              (Ambac)
    1,000   Metropolitan Washington Airports Authority, District of Columbia &         5.00        10/01/20      1,043,920
              Virginia, Ser 2004 C-1 (AMT) (FSA)#
    2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A           5.375       01/01/32      2,085,200
              (AMT) (Ambac)
    2,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A          5.00        01/01/37      2,030,580
              (MBIA)@
    3,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)                           5.00        01/01/27      3,138,810
    2,000   Metropolitan Transportation Authority, New York, State Service             5.50        01/01/19      2,163,440
              Contract Ser 2002 A (MBIA)
    1,000   Pennsylvania Turnpike Commission, Ser A 2004 (Ambac)                       5.00        12/01/34      1,057,250
    3,000   Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)                  5.00        12/01/26      3,095,220
    1,000   Harris County, Texas, Toll Road Ser Lien 2005 A (FSA)                      5.25        08/15/35      1,038,510
    2,010   Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)@         5.00        12/01/23      2,055,480
    -----                                                                                                        ---------
   21,510                                                                                                       22,526,770
   ------                                                                                                       ----------

            Water & Sewer Revenue (17.6%)
    1,000   Los Angeles Department of Water & Power, California, Water                 5.00        07/01/25      1,053,430
              2004 Ser C (MBIA)
    1,000   Sacramento County Sanitation District's Financing Authority,               5.00        12/01/28      1,062,380
              California, Ser 2006 (FGIC)
    1,000   Kansas Development Finance Authority, Public Water Supply                  5.50        04/01/21      1,054,990
              Ser 2000-2 (Ambac)
    2,000   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)                  5.00        07/01/30      2,057,720
    1,000   New York City Municipal Water Finance Authority, New York,                 5.00        06/15/27      1,057,020
              2005 Ser C (MBIA)
    2,000   Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)                       4.75        11/15/17      2,068,200
            Houston, Texas,
    2,000     Combined Utility First Lien Refg 2004 Ser A (FGIC)                       5.25        05/15/23      2,148,740
    2,000     Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                              5.50        12/01/16      2,146,900
            San Antonio, Texas,
    2,000     Water & Refg Ser 2002 (FSA)                                              5.00        05/15/28      2,067,860
      950     Water & Refg Ser 2002 A (FSA)                                            5.00        05/15/32        986,110
    2,000   King County, Washington, Sewer Refg 2001 (FGIC)                            5.125       01/01/20      2,103,560
    -----                                                                                                        ---------
   16,950                                                                                                       17,806,910
   ------                                                                                                       ----------

            Other Revenue (5.7%)
    2,000   Golden State Tobacco Securitization Corporation, California,               5.00        06/01/38      2,092,080
              Enhanced Asset Backed Ser 2005 A (FGIC)
            New York City Transitional Finance Authority, New York,
    2,000     2003 Ser D (MBIA)                                                        5.25        02/01/20      2,143,760
    1,500     2004 Ser C (MBIA)                                                        5.00        02/01/21      1,582,830
    -----                                                                                                        ---------
    5,500                                                                                                        5,818,670
    -----                                                                                                        ---------

            Refunded (1.9%)
      775   Hamilton County, Ohio, Sales Tax 2000 (Ambac)                              5.25        12/01/10+       816,819
    1,000   Southwest Higher Education Authority, Texas, Southern                      5.50        10/01/18      1,078,740
    -----     Methodist University Ser 2002 (Ambac)                                                              ---------

    1,775                                                                                                        1,895,559
    -----                                                                                                        ---------

  105,150   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $105,783,994)                                               110,117,193
  -------                                                                                                      -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.5%)
      500   Idaho Health Facilities Authority, St Luke's Regional Medical              3.70*       07/01/35        500,000
              Center Ser 2005 (FSA) (Demand 02/01/07)
    1,000   Missouri Health & Educational Facilities Authority, Cox Health             3.68*       06/01/15      1,000,000
    -----     System Ser 1997 (MBIA) (Demand 02/01/07)                                                           ---------

    1,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,500,000)                                  1,500,000
    -----                                                                                                        ---------

  106,650     TOTAL INVESTMENTS (Cost $107,283,994)                                                            111,617,193
  -------                                                                                                      -----------

  (11,010)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
  --------  HELD (-10.9%) Notes with interest rates ranging from 3.44%
            to 3.65% at January 31, 2007 and contractual maturities of collateral ranging from 12/01/23 to 02/15/47 @@ (c)
            (Cost $(11,057,315))                                                                               (11,057,315)
                                                                                                               ------------
  $95,640   TOTAL NET INVESTMENTS (COST $96,226,679)(a)(b)                                           99.1%     100,559,878
  =======   OTHER ASSETS IN EXCESS OF LIABILITIES                                                     0.9          952,339
                                                                                                      ---          -------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            100.0%    $101,512,217
                                                                                                    ======    ============

----------

   AMT      Alternative Minimum Tax.

  COPs      Certificates of Participation.

    +       Prerefunded to call date shown.

    ++      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $81,250.

    @       Underlying security related to inverse floater entered into by the
            Trust.

    @@      Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31,
            2007.

    *       Current coupon of variable rate demand obligation.

    #       Joint exemption in locations shown.

   (a)      Securities have been designated as collateral in an amount equal to
            $13,524,141 in connection with open futures contracts.

   (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,439,049 and the aggregate gross unrealized depreciation is $105,850, resulting in net unrealized appreciation of $4,333,199.

   (c)      Floating Rate Note Obligations Related to Securities Held - The
            Trust enters into transactions in which it transfers to Dealer
            Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The
            Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the
            Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the
            Dealer Trusts. The Trust accounts for the transfer of bonds to the
            Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as trust liabilities. The notes issued by the
            Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender the notes to the Dealer
            Trust for redemption at par at each reset date. At January 31, 2007,
            Trust investments with a value of $15,199,705 are held by the Dealer
            Trust and serve as collateral for the $11,057,315 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at
            January 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:
---------------
   AGC      Assured Guaranty Corporation.

  Ambac     Ambac Assurance Corporation.

  FGIC      Financial Guaranty Insurance Company.

   FSA      Financial Security Assurance Inc.

  MBIA      Municipal Bond Investors Assurance Corporation.

  XLCA      XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

  NUMBER OF                                       DESCRIPTION, DELIVERY                UNDERLYING FACE              UNREALIZED
  CONTRACTS             LONG/SHORT                    MONTH AND YEAR                   AMOUNT AT VALUE             APPRECIATION
--------------    ---------------------     ---------------------------------    ---------------------------    ------------------

     125                   Short               U.S. Treasury Notes 10 Year                $(13,343,750)              $261,297
                                                                                                                ==================
                                                       March 2007

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alaska                                                                 1.3%
Arizona                                                                1.5
California                                                            12.7
Colorado                                                               4.0
District of Columbia                                                   2.8
Florida                                                                9.1
Hawaii                                                                 4.7
Idaho                                                                  0.4
Illinois                                                               7.8
Kansas                                                                 0.9
Massachusetts                                                          4.5
Michigan                                                               3.6
Missouri                                                               0.9
Nebraska                                                               0.6
New Jersey                                                             3.7
New York                                                              15.1
Ohio                                                                   2.8
Oregon                                                                 1.1
Pennsylvania                                                           1.9
South Carolina                                                         2.8
Texas                                                                 11.7
Virginia                                                               0.9
Washington                                                             4.7
Wisconsin                                                              1.4
Joint exemptions*                                                     (0.9)
                                                                      -----
Total+                                                               100.0%
                                                                     ======

-----------------------
* Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $13,343,750 with unrealized appreciation of $261,297.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to January 31, 2007, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since January 31, 2007 and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to January 31,
2007, the Trust's internal control over financial reporting was revised.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007
                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2007
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       5